Related party transactions (Details Narrative)	1 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	Apr. 30, 2022 shares	Mar. 31, 2023 USD ($) shares	Dec. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares		Dec. 31, 2022 USD ($) $ / shares		Dec. 31, 2021 USD ($) shares		Dec. 31, 2021 USD ($) $ / shares shares		Mar. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Shares issued @ $0.32 per share, shares | shares	1,315,856
Number of stock options, Granted | shares				700,000	[1]			1,037,977	[2]
Number of vested stock option shares | shares		1,507,580
Weighted Average exercise price, Compensation Options Issued | $ / shares						$ 0.15	[1]			$ 0.34	[2]
David Wiens [Member]
Related Party Transaction [Line Items]
Related party amount of transaction				$ 383,315				$ 276,315
Grant date								204,213
Accrued salaries				19,197		$ 19,197		$ 108,335		$ 108,335
Number of stock options, Granted | shares								1,037,977
Number of vested stock option shares | shares								273,271
Number of option vested | shares								764,706		764,706
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term								5 years
Weighted Average exercise price, Compensation Options Issued | $ / shares										$ 0.335
Stock based compensation								$ 204,213
Key Management Personnel [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities		$ 248,533		154,797		154,797		279,554		$ 279,554		$ 825,776
Wayne Parsons [Member]
Related Party Transaction [Line Items]
Related party amount of transaction				147,287				120,127
Stock Issued During Period, Shares, Issued for Services | shares			2,500,000
Stock Issued During Period, Value, Issued for Services			$ 582,027
Richard Williams [Member]
Related Party Transaction [Line Items]
Related party amount of transaction				372,084				179,605
Due to related parties				$ 135,600		135,600		108,719		108,719
Mr.Ash [Member]
Related Party Transaction [Line Items]
Restricted stock units | shares				1,110,756
Grant date				$ 20,085
Sam Ash [Member]
Related Party Transaction [Line Items]
Related party amount of transaction				438,600				250,000
Accrued salaries								62,500		$ 62,500
MrAsh [Member]
Related Party Transaction [Line Items]
Restricted stock units | shares				1,249,600
Grant date				$ 22,596
Pam Saxton [Member]
Related Party Transaction [Line Items]
Related party amount of transaction				36,133				37,669
Cassandra Joseph [Member]
Related Party Transaction [Line Items]
Related party amount of transaction				36,133				$ 37,494
Mark Cruise [Member]
Related Party Transaction [Line Items]
Related party amount of transaction				$ 15,774
Shares issued @ $0.32 per share, shares | shares								210,000
Mr.Wiens [Member]
Related Party Transaction [Line Items]
Restricted stock units | shares				1,018,193
Grant date				$ 18,411

[1]	On August 24, 2022, 300,000 stock options were issued to an employee of the Company, of which 150,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per common share. The grant fair value of the options was estimated at $28,930. The vesting of these options resulted in stock-based compensation of $15,594 for the year ended December 31, 2022, which is included in the operation and administration expense of the consolidated statements of income (loss) and comprehensive income (loss).
[2]	On February 19, 2021, 1,037,977 stock options were issued to an officer of the Company, of which 273,271 stock options vested immediately and the balance of 764,706 stock options vested on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share. The grant date fair value of the options was estimated at $204,213. The vesting of these options resulted in stock-based compensation of $nil for the year ended December 31, 2022 ($204,213 for the year ended December 31, 2021) which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).